LVIP Western Asset Core Bond Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.49%
Federal Home Loan Mortgage Corp. REMICS
*•Series 3973 Class SA 2.00% (6.38% minus 30 day USD SOFR Average) 12/15/41	91,752	$10,079
Series 4793 Class CB 3.00% 5/15/48	124,967	110,937
Series 4793 Class CD 3.00% 6/15/48	82,640	72,988
Series 4813 Class CJ 3.00% 8/15/48	75,563	65,644
*Series 4980 Class KI 4.50% 6/25/50	747,658	167,728
Series 4991 Class QV 2.00% 9/25/45	88,938	77,360
*Series 5010 Class IK 2.50% 9/25/50	117,333	18,273
*Series 5010 Class JI 2.50% 9/25/50	283,360	47,054
*Series 5013 Class IN 2.50% 9/25/50	70,484	11,758
*Series 5018 Class MI 2.00% 10/25/50	220,294	29,784
*Series 5059 Class IB 2.50% 1/25/51	449,118	75,420
Series 5092 Class AP 2.00% 4/25/41	131,395	115,868
*Series 5093 Class IY 4.50% 12/25/50	408,941	93,146
*Series 5118 Class NI 2.00% 2/25/51	681,618	90,190
*Series 5140 Class NI 2.50% 5/25/49	390,118	55,503
*Series 5148 Class BI 2.50% 1/25/49	1,022,063	151,903
*Series 5148 Class CI 2.00% 6/25/49	411,415	52,107
*Series 5159 Class IP 3.00% 11/25/51	628,035	90,495
*Series 5161 IO 2.00% 3/25/51	733,649	106,282
*Series 5179 Class GI 2.50% 1/25/52	793,334	133,167
*Series 5202 Class IN 3.00% 1/25/47	277,065	36,739
Series 5224 Class HL 4.00% 4/25/52	400,000	369,345
*Series 5293 Class CI 2.50% 4/25/51	1,428,331	227,829
*Series 5293 IO 2.00% 3/25/51	836,926	105,797
*Series 5377 IO 2.50% 12/25/51	766,384	96,430
*Series 5389 Class IC 4.50% 11/25/51	423,590	92,924
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2024-1 Class MT 3.00% 11/25/63	366,133	$306,172
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA2 Class M2 6.66% (30 day USD SOFR Average + 2.30%) 8/25/33	165,302	168,854
Series 2021-DNA6 Class M2 5.86% (30 day USD SOFR Average + 1.50%) 10/25/41	667,662	670,180
Series 2022-DNA2 Class M1A 5.66% (30 day USD SOFR Average + 1.30%) 2/25/42	222,541	222,994
Series 2022-DNA3 Class M1B 7.26% (30 day USD SOFR Average + 2.90%) 4/25/42	830,000	853,637
Series 2022-DNA4 Class M1B 7.71% (30 day USD SOFR Average + 3.35%) 5/25/42	990,000	1,028,134
Series 2022-DNA5 Class M1B 8.86% (30 day USD SOFR Average + 4.50%) 6/25/42	240,000	253,736
Series 2024-DNA1 Class M2 6.31% (30 day USD SOFR Average + 1.95%) 2/25/44	470,000	474,903
Series 2025-DNA1 Class M2 5.71% (30 day USD SOFR Average + 1.35%) 1/25/45	1,050,000	1,049,996
*•Federal Home Loan Mortgage Corp. STRIPS
Series 334 Class S7 1.61% (5.99% minus 30 day USD SOFR Average) 8/15/44	163,111	18,081
Series 353 Class S1 1.51% (5.89% minus 30 day USD SOFR Average) 12/15/46	76,841	8,242
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.91% (30 day USD SOFR Average + 1.55%) 10/25/41	176,942	177,609
Series 2022-R03 Class 1M2 7.86% (30 day USD SOFR Average + 3.50%) 3/25/42	240,000	248,074
Series 2023-R01 Class 1M2 8.11% (30 day USD SOFR Average + 3.75%) 12/25/42	760,000	800,485
Series 2023-R06 Class 1M2 7.06% (30 day USD SOFR Average + 2.70%) 7/25/43	997,500	1,030,525
Series 2024-R01 Class 1M2 6.16% (30 day USD SOFR Average + 1.80%) 1/25/44	1,040,000	1,048,595
Series 2024-R02 Class 1M2 6.16% (30 day USD SOFR Average + 1.80%) 2/25/44	350,000	352,862
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
Series 2024-R06 Class 1M2 5.96% (30 day USD SOFR Average + 1.60%) 9/25/44	1,030,000	$1,031,780
*Federal National Mortgage Association Interest STRIPS
Series 427 Class C21 2.00% 3/25/50	729,270	91,222
Series 427 Class C73 3.00% 12/25/48	451,463	74,441
Series 440 Class C50 4.50% 10/25/53	1,749,844	392,227
Series 440 Class C6 2.00% 10/25/52	1,706,308	213,754
Federal National Mortgage Association REMICS
*•Series 2010-100 Class SV 2.16% (6.52% minus 30 day USD SOFR Average) 9/25/40	187,955	19,705
Series 2012-118 Class VZ 3.00% 11/25/42	214,951	194,027
*•Series 2013-124 Class SB 1.48% (5.84% minus 30 day USD SOFR Average) 12/25/43	32,389	3,431
*•Series 2013-54 Class BS 1.68% (6.04% minus 30 day USD SOFR Average) 6/25/43	13,370	1,449
Series 2015-65 Class CZ 3.50% 9/25/45	284,496	246,604
*•Series 2016-61 Class BS 1.63% (5.99% minus 30 day USD SOFR Average) 9/25/46	218,158	15,044
*•Series 2017-76 Class SB 1.63% (5.99% minus 30 day USD SOFR Average) 10/25/57	226,215	29,391
*•Series 2017-85 Class SC 1.73% (6.09% minus 30 day USD SOFR Average) 11/25/47	42,756	3,841
Series 2020-47 Class GZ 2.00% 7/25/50	222,123	140,297
Series 2020-56 Class AQ 2.00% 8/25/50	600,000	497,251
*Series 2020-56 Class DI 2.50% 8/25/50	135,540	22,376
Series 2020-57 Class TA 2.00% 4/25/50	359,974	323,713
*Series 2020-61 Class NI 3.50% 9/25/50	539,063	87,951
*Series 2020-73 Class KI 3.00% 10/25/50	123,318	22,046
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*Series 2021-1 Class IG 2.50% 2/25/51	365,191	$65,226
Series 2021-28 Class LB 2.00% 4/25/51	326,020	273,122
*Series 2021-3 Class NI 2.50% 2/25/51	633,071	95,258
*Series 2021-3 Class QI 2.50% 2/25/51	472,323	75,416
*Series 2021-43 IO 2.50% 6/25/51	807,703	127,350
*Series 2021-44 Class MI 2.50% 7/25/51	167,364	30,459
*Series 2021-61 Class KI 2.50% 4/25/49	797,559	119,853
Series 2021-65 Class JA 2.00% 1/25/46	122,253	111,514
*Series 2021-77 Class WI 3.00% 8/25/50	590,777	94,420
*Series 2022-22 IO 2.50% 10/25/51	1,230,385	217,858
Series 2022-29 Class KZ 1.50% 6/25/42	420,495	316,709
*Series 2022-86 IO 2.50% 5/25/50	497,689	69,085
*Series 2023-2 Class CI 2.00% 10/25/50	1,672,764	210,184
*Series 2024-22 Class IC 2.50% 10/25/51	3,018,713	414,384
*Series 2024-5 Class DI 3.00% 10/25/51	962,553	171,231
Government National Mortgage Association
•Series 2013-107 Class AD 2.78% 11/16/47	89,874	82,543
*•Series 2013-50 IO 0.06% 10/16/48	930,509	2,419
*•Series 2013-74 IO 0.48% 12/16/53	682,912	7,083
*•Series 2017-145 IO 0.50% 4/16/57	265,790	6,902
*•Series 2017-157 IO 0.52% 12/16/59	190,501	5,758
*•Series 2017-8 IO 0.44% 8/16/58	272,494	5,698
*•Series 2020-109 Class AI 0.84% 5/16/60	488,785	28,403
*•Series 2020-184 IO 0.91% 11/16/60	624,206	40,967
*•Series 2020-68 IO 1.61% 5/16/60	2,465,466	258,553
*•Series 2021-110 IO 0.88% 11/16/63	1,092,050	73,011
*•Series 2021-133 IO 0.88% 7/16/63	1,193,710	79,632
*•Series 2021-37 IO 0.80% 1/16/61	628,570	35,675
LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association (continued)
*•Series 2021-60 IO 0.83% 5/16/63	520,004	$29,542
*•Series 2021-68 IO 0.88% 10/16/62	593,438	35,702
•Series 2022-196 Class BE 3.00% 10/16/64	300,000	207,955
*•Series 2022-210 IO 0.70% 7/16/64	376,495	23,409
*•Series 2022-216 IO 0.75% 7/16/65	390,261	21,389
•Series 2022-220 Class E 3.00% 10/16/64	200,000	140,906
*•Series 2022-3 IO 0.64% 2/16/61	1,489,082	72,669
*•Series 2022-59 IO 0.57% 2/16/62	750,074	31,077
Series 2023-92 Class AH 2.00% 6/16/64	1,284,764	959,397
*•Series 2023-92 Class IA 0.61% 6/16/64	1,383,592	75,114
Government National Mortgage Association REMICS
*•Series 2007-51 Class SG 2.33% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	24,301	2,447
*Series 2013-53 Class OI 3.50% 4/20/43	74,874	9,718
*•Series 2016-135 Class SB 1.84% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	128,994	17,097
*•Series 2016-21 Class ST 1.90% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	210,950	25,867
*Series 2016-84 Class IG 4.50% 11/16/45	333,333	64,993
*•Series 2017-H11 IO 2.26% 5/20/67	4,981,156	171,124
•Series 2017-H14 Class FK 4.25% (1 yr. CMT + 0.20%) 5/20/67	8,498	8,455
*•Series 2017-H22 Class IC 2.58% 11/20/67	126,612	4,750
•Series 2018-H13 Class FC 4.77% (1 mo. USD Term SOFR + 0.41%) 7/20/68	39,467	39,256
•Series 2019-H13 Class FT 4.50% (1 yr. CMT + 0.45%) 8/20/69	9,196	9,179
*Series 2020-123 Class IL 2.50% 8/20/50	55,106	7,946
*Series 2020-123 Class NI 2.50% 8/20/50	255,248	38,621
*Series 2020-127 Class IN 2.50% 8/20/50	122,857	18,347
*Series 2020-129 Class IE 2.50% 9/20/50	63,889	9,431
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-160 Class IH 2.50% 10/20/50	66,817	$10,062
*Series 2020-160 Class VI 2.50% 10/20/50	65,652	9,919
*Series 2020-173 Class MI 2.50% 11/20/50	1,498,701	218,816
*Series 2020-181 Class WI 2.00% 12/20/50	734,329	86,206
*Series 2020-47 Class MI 3.50% 4/20/50	200,687	38,252
*Series 2020-47 Class NI 3.50% 4/20/50	56,948	11,079
•Series 2020-H13 Class FA 4.92% (1 mo. USD Term SOFR + 0.56%) 7/20/70	60,901	60,201
*•Series 2021-108 IO 0.97% 6/16/61	3,144,023	225,039
*Series 2021-138 Class IK 3.00% 7/20/51	784,853	110,673
*Series 2021-191 Class NI 3.00% 10/20/51	164,688	31,196
Series 2021-223 Class P 2.00% 6/20/51	289,114	257,367
Series 2022-139 Class AL 4.00% 7/20/51	500,000	459,601
Series 2022-189 Class PT 2.50% 10/20/51	242,670	202,062
Series 2022-24 Class AH 2.50% 2/20/52	142,680	123,457
*Series 2022-81 Class CI 3.00% 9/20/50	676,665	100,554
Series 2022-9 Class GA 2.00% 1/20/52	280,429	230,597
Series 2022-99 Class JW 2.50% 1/20/52	100,000	79,552
*Series 2023-130 IO 4.00% 8/20/47	1,363,441	246,909
*•Series 2024-151 Class KS 1.66% (6.05% minus 30 day USD SOFR Average) 9/20/54	929,049	91,418
*•Series 2025-108 Class SC 1.49% (5.88% minus 30 day USD SOFR Average) 6/20/55	3,881,600	372,541
*•Series 2025-114 Class WS 0.76% (5.15% minus 30 day USD SOFR Average) 7/20/55	1,993,217	90,990
*•Series 2025-141 Class SE 1.46% (5.85% minus 30 day USD SOFR Average) 8/20/55	2,197,796	216,001
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*•Series 2025-55 Class SD 1.56% (5.95% minus 30 day USD SOFR Average) 3/20/55	3,950,497	$341,510
*•Series 2025-95 Class SB 1.41% (5.80% minus 30 day USD SOFR Average) 5/20/55	2,188,076	182,820
Total Agency Collateralized Mortgage Obligations (Cost $23,984,906)		23,468,305
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.44%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K058 Class X1 1.02% 8/25/26	5,888,354	34,238
Series K094 Class X1 1.01% 6/25/29	679,889	18,690
Series K094 Class XAM 1.28% 6/25/29	1,150,000	44,490
Series K095 Class XAM 1.37% 6/25/29	300,000	13,022
Series K101 Class X1 0.94% 10/25/29	290,789	8,193
Series K104 Class XAM 1.50% 1/25/30	600,000	31,443
Series K105 Class X1 1.64% 1/25/30	1,664,961	90,234
Series K110 Class X1 1.76% 4/25/30	1,769,223	105,762
Series K115 Class X1 1.42% 6/25/30	688,381	35,335
Series K116 Class X1 1.52% 7/25/30	1,270,414	68,867
Series K124 Class X1 0.81% 12/25/30	693,624	21,451
Series K128 Class X1 0.61% 3/25/31	1,971,421	44,341
Series K130 Class X1 1.14% 6/25/31	2,882,508	138,687
Series K131 Class X1 0.83% 7/25/31	2,386,304	84,735
Series K133 Class X1 0.44% 9/25/31	3,765,499	67,053
Series K142 Class X1 0.40% 3/25/32	1,595,771	27,505
Series K143 Class X1 0.45% 4/25/55	1,691,547	34,595
Series K145 Class X1 0.43% 5/25/32	1,891,527	36,740
Series K147 Class X1 0.50% 6/25/32	2,651,809	61,583
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
Series K148 Class X1 0.39% 7/25/32	5,787,799	$97,215
Series K149 Class X1 0.40% 8/25/32	2,684,643	48,930
Series K-151 Class X1 0.33% 10/25/32	4,789,155	66,180
Series K-1511 Class X1 0.93% 3/25/34	581,574	25,718
Series K-1520 Class X1 0.58% 2/25/36	1,187,740	40,839
Series K-157 Class X1 0.42% 5/25/33	2,199,064	43,383
Series K737 Class X1 0.72% 10/25/26	1,700,408	6,938
Series K741 Class X1 0.64% 12/25/27	689,311	6,769
Series K742 Class X1 0.86% 3/25/28	1,472,916	14,056
Series K743 Class X1 1.01% 5/25/28	979,809	20,163
Series KC05 Class X1 1.34% 6/25/27	322,490	3,046
Federal National Mortgage Association-ACES
Series 2016-M11 Class AL 2.94% 7/25/39	26,786	25,461
Series 2018-M15 Class 1A2 3.70% 1/25/36	300,000	287,307
*•Government National Mortgage Association
Series 2021-11 Class IX 1.16% 12/16/62	3,002,631	248,374
Series 2021-63 IO 0.82% 4/16/61	3,333,214	197,668
Series 2021-94 IO 0.83% 2/16/63	3,191,497	189,055
Total Agency Commercial Mortgage-Backed Securities (Cost $2,228,217)		2,288,066
AGENCY MORTGAGE-BACKED SECURITIES–26.46%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	630,567	528,433
1.50% 5/1/41	702,140	593,438
1.50% 7/1/41	501,672	423,689
1.50% 10/1/41	705,487	594,720
1.50% 11/1/41	74,438	62,727
2.00% 9/1/40	103,448	89,807
2.00% 10/1/40	291,609	254,374
2.00% 3/1/41	516,488	446,464
2.00% 6/1/41	68,111	59,248
2.00% 7/1/41	268,067	233,350
2.00% 8/1/41	210,501	182,760
2.00% 9/1/41	770,291	668,302
2.00% 10/1/41	355,817	307,714
LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.00% 11/1/41	206,129	$178,664
2.00% 12/1/41	522,428	452,137
2.00% 1/1/42	1,162,021	1,006,653
2.00% 2/1/42	451,572	390,279
2.00% 4/1/42	795,494	688,986
2.00% 7/1/50	464,327	378,341
2.00% 11/1/50	198,731	162,812
2.00% 2/1/51	812,860	665,640
2.00% 3/1/51	384,998	315,004
2.00% 4/1/51	118,790	97,727
2.00% 5/1/51	1,920,333	1,564,084
2.00% 6/1/51	222,579	181,832
2.00% 11/1/51	80,059	65,142
2.50% 3/1/42	149,315	134,037
2.50% 4/1/42	76,451	67,922
2.50% 7/1/50	329,489	283,283
2.50% 10/1/50	289,454	249,546
2.50% 11/1/50	845,872	728,147
2.50% 12/1/50	908,595	780,233
2.50% 2/1/51	304,076	262,420
2.50% 7/1/51	66,557	57,268
2.50% 8/1/51	724,193	620,757
2.50% 9/1/51	76,149	65,287
2.50% 11/1/51	1,667,058	1,434,886
2.50% 1/1/52	2,538,427	2,177,787
2.50% 2/1/52	308,993	264,792
2.50% 4/1/52	1,895,196	1,627,672
3.00% 9/1/32	24,679	24,053
3.00% 10/1/32	13,007	12,668
3.00% 10/1/33	9,300	8,993
3.00% 7/1/42	156,775	144,947
3.00% 9/1/42	235,691	218,049
3.00% 1/1/47	461,207	418,252
3.00% 9/1/49	77,769	69,761
3.00% 11/1/49	76,609	68,718
3.00% 6/1/50	290,177	255,398
3.00% 6/1/51	124,204	111,052
3.00% 10/1/51	75,642	67,550
3.00% 11/1/51	39,154	34,698
3.00% 1/1/52	2,698,932	2,407,401
3.00% 2/1/52	81,512	72,267
3.00% 3/1/52	154,089	136,669
3.00% 4/1/52	306,463	272,078
3.00% 8/1/52	2,318,765	2,071,766
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	579,023	565,930
•3.10% (1 yr. USD RFUCCT + 1.62%) 2/1/50	328,424	331,066
3.50% 1/1/38	221,527	213,759
3.50% 12/1/50	240,039	223,153
3.50% 1/1/52	68,755	63,287
4.00% 7/1/49	927,928	891,908
4.00% 7/1/50	85,836	82,693
4.00% 4/1/52	596,993	568,502
4.00% 2/1/53	392,029	375,795
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
•4.37% (1 yr. USD RFUCCT + 1.62%) 11/1/47	184,316	$188,494
4.50% 10/1/35	27,102	27,333
4.50% 3/1/47	72,768	72,689
4.50% 1/1/51	140,570	137,766
4.50% 7/1/52	225,598	220,593
4.50% 10/1/52	16,338	15,923
4.50% 11/1/52	494,917	483,800
4.50% 12/1/52	156,552	153,053
5.00% 7/1/52	567,535	565,561
5.00% 9/1/52	78,030	77,766
5.00% 11/1/52	313,496	312,877
5.00% 12/1/52	74,379	73,971
5.00% 1/1/53	238,735	238,814
5.00% 3/1/53	239,495	239,797
5.00% 4/1/53	652,103	650,476
5.00% 2/1/55	3,260,508	3,258,753
5.50% 12/1/52	80,737	82,200
5.50% 1/1/53	70,622	71,872
5.50% 3/1/53	172,159	174,812
5.50% 4/1/53	146,111	147,883
5.50% 5/1/53	309,362	314,554
5.50% 6/1/53	245,081	249,312
5.50% 7/1/53	159,658	162,053
5.50% 8/1/53	413,342	419,863
5.50% 9/1/53	173,393	176,107
5.50% 4/1/54	2,667,763	2,711,409
6.00% 12/1/52	332,223	341,713
6.00% 8/1/53	3,373,227	3,456,401
6.00% 10/1/53	1,473,869	1,522,715
6.00% 4/1/54	176,449	180,658
6.50% 1/1/53	112,053	116,587
6.50% 2/1/53	194,001	202,265
6.50% 4/1/53	127,084	132,511
6.50% 5/1/53	279,336	292,734
6.50% 11/1/53	666,131	693,635
6.50% 2/1/54	221,163	229,563
6.50% 4/1/54	175,256	181,942
Federal National Mortgage Association
1.50% 11/1/41	445,005	374,998
1.50% 2/1/42	355,153	300,338
2.00% 10/1/40	1,458,566	1,265,681
2.00% 6/1/41	68,802	59,508
2.00% 9/1/41	278,244	241,170
2.00% 10/1/41	213,272	184,901
2.00% 11/1/41	214,282	184,170
2.00% 12/1/41	656,461	567,952
2.00% 1/1/42	885,295	766,236
2.00% 2/1/42	664,268	574,105
2.00% 3/1/42	74,924	64,708
2.00% 4/1/42	154,610	133,528
2.00% 5/1/42	173,385	149,702
2.00% 8/1/42	887,653	771,040
2.00% 8/1/50	52,626	43,039
2.00% 9/1/50	514,797	419,365
LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 10/1/50	313,995	$255,964
2.00% 2/1/51	718,334	587,662
2.00% 3/1/51	755,044	617,703
2.00% 4/1/51	126,004	103,220
2.00% 5/1/51	661,085	536,944
2.00% 8/1/51	378,271	307,881
2.00% 10/1/51	1,506,317	1,224,799
2.00% 11/1/51	147,943	121,022
2.00% 1/1/52	564,297	459,408
2.00% 2/1/52	153,565	125,854
2.00% 3/1/52	417,917	341,339
2.50% 9/1/36	76,705	71,272
2.50% 3/1/38	216,489	201,197
2.50% 11/1/40	148,803	134,958
2.50% 3/1/41	125,317	112,736
2.50% 4/1/41	262,752	236,663
2.50% 5/1/41	273,408	245,780
2.50% 11/1/41	363,405	325,190
2.50% 2/1/42	208,041	186,111
2.50% 3/1/42	219,271	195,071
2.50% 4/1/42	226,601	199,627
2.50% 5/1/42	76,450	68,580
2.50% 9/1/42	81,971	73,382
2.50% 6/1/50	50,542	43,195
2.50% 10/1/50	485,254	416,233
2.50% 11/1/50	136,742	117,352
2.50% 12/1/50	59,800	51,272
2.50% 1/1/51	323,112	277,027
2.50% 2/1/51	97,819	83,940
2.50% 3/1/51	62,447	53,683
2.50% 5/1/51	189,721	163,150
2.50% 6/1/51	182,658	157,027
2.50% 7/1/51	345,656	297,493
2.50% 8/1/51	203,179	174,536
2.50% 9/1/51	209,560	180,146
2.50% 10/1/51	572,336	491,450
2.50% 11/1/51	65,377	56,000
2.50% 12/1/51	579,490	495,903
2.50% 1/1/52	2,277,216	1,932,670
2.50% 2/1/52	1,073,481	919,184
2.50% 3/1/52	228,541	196,020
2.50% 5/1/52	1,936,590	1,647,575
2.50% 9/1/61	297,080	242,270
2.95% 7/1/27	338,982	332,634
3.00% 7/1/35	52,441	49,815
3.00% 2/1/36	132,163	125,660
3.00% 4/1/36	95,449	90,787
3.00% 7/1/36	219,137	208,130
3.00% 8/1/36	363,446	344,932
3.00% 10/1/36	247,770	234,897
3.00% 4/1/38	80,730	77,921
3.00% 6/1/38	110,954	105,167
3.00% 9/1/40	34,458	32,099
3.00% 1/1/41	55,947	53,158
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 3/1/42	69,154	$63,439
3.00% 5/1/42	156,291	144,395
3.00% 6/1/42	234,181	215,309
3.00% 6/1/43	15,088	13,820
3.00% 7/1/43	49,249	45,115
3.00% 10/1/43	40,718	37,292
3.00% 1/1/45	68,708	62,981
3.00% 10/1/46	159,845	144,718
3.00% 12/1/46	91,175	82,678
3.00% 1/1/47	1,265,187	1,150,440
3.00% 2/1/47	498,503	455,486
3.00% 11/1/48	70,615	64,677
3.00% 4/1/50	306,487	274,960
3.00% 10/1/50	127,860	113,823
3.00% 11/1/50	302,792	268,719
3.00% 5/1/51	2,586,960	2,313,987
3.00% 6/1/51	59,488	53,421
3.00% 8/1/51	309,459	277,685
3.00% 10/1/51	65,956	59,259
3.00% 11/1/51	1,880,921	1,679,208
3.00% 12/1/51	138,823	123,728
3.00% 1/1/52	1,465,927	1,301,721
3.00% 2/1/52	146,369	130,525
3.00% 3/1/52	1,372,407	1,227,215
3.00% 4/1/52	305,148	271,086
3.00% 5/1/52	407,349	358,607
3.50% 4/1/32	253,212	250,072
3.50% 12/1/34	67,792	65,962
3.50% 1/1/35	39,184	38,127
3.50% 2/1/37	31,398	30,339
3.50% 12/1/37	29,205	28,005
3.50% 8/1/39	37,805	36,476
3.50% 2/1/40	105,303	101,068
3.50% 12/1/42	24,306	22,942
3.50% 3/1/43	172,089	162,979
3.50% 11/1/44	1,544,505	1,452,019
3.50% 12/1/46	203,405	191,988
3.50% 12/1/47	445,447	414,810
3.50% 11/1/48	691,823	647,548
3.50% 12/1/51	70,072	65,104
3.50% 1/1/52	142,313	131,968
3.50% 3/1/52	72,913	67,070
3.50% 4/1/52	285,372	262,958
3.50% 5/1/52	1,565,278	1,443,566
4.00% 11/1/42	130,857	127,270
4.00% 4/1/44	269,393	261,517
4.00% 10/1/44	1,526,870	1,474,481
4.00% 12/1/44	76,285	74,015
4.00% 5/1/47	198,480	190,540
4.00% 10/1/48	119,435	114,245
4.00% 1/1/49	141,934	136,463
4.00% 4/1/52	449,926	428,453
4.00% 7/1/52	488,970	462,209
4.00% 6/1/57	208,669	197,123
LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.27% 10/1/32	95,617	$95,093
4.50% 6/1/39	107,413	108,234
4.50% 10/1/43	134,331	134,655
4.50% 3/1/46	186,833	186,361
4.50% 6/1/48	61,920	61,370
4.50% 7/1/48	91,462	90,327
4.50% 8/1/48	146,864	145,011
4.50% 11/1/48	81,874	80,824
4.50% 7/1/49	47,210	46,250
4.50% 9/1/49	446,516	440,883
4.50% 1/1/50	711,364	710,155
4.50% 3/1/50	74,386	74,014
4.50% 5/1/50	93,930	92,106
4.50% 9/1/51	58,111	56,992
4.50% 8/1/52	631,695	615,625
4.50% 9/1/52	235,100	230,393
4.50% 11/1/52	172,126	168,373
4.50% 1/1/53	151,681	148,384
4.50% 9/1/57	270,354	262,312
4.50% 8/1/58	266,778	258,844
4.50% 1/1/59	36,329	35,147
5.00% 9/1/48	152,189	152,752
5.00% 9/1/49	205,240	207,592
5.00% 6/1/52	145,131	145,598
5.00% 7/1/52	361,627	365,061
5.00% 11/1/52	200,832	200,473
5.00% 1/1/53	81,734	81,229
5.00% 2/1/53	159,965	159,431
5.00% 4/1/53	75,891	76,064
5.50% 6/1/41	42,100	43,668
5.50% 5/1/44	632,939	660,996
5.50% 1/1/53	305,219	309,201
5.50% 2/1/53	73,799	75,137
5.50% 4/1/53	233,208	237,436
5.50% 5/1/53	328,741	333,515
5.50% 8/1/53	244,874	248,647
5.50% 9/1/53	677,996	689,300
5.50% 9/1/54	1,873,640	1,895,225
6.00% 10/1/39	73,339	76,907
6.00% 7/1/41	134,277	141,494
6.00% 1/1/53	71,184	72,905
6.00% 5/1/53	237,618	245,239
6.00% 6/1/53	1,503,426	1,553,320
6.00% 7/1/53	470,988	486,014
6.50% 11/1/52	66,438	69,782
6.50% 1/1/53	399,463	418,642
6.50% 2/1/53	61,509	63,994
6.50% 12/1/53	220,632	229,055
6.50% 1/1/54	156,185	163,151
6.50% 3/1/54	155,101	161,023
6.50% 6/1/54	288,586	298,497
Government National Mortgage Association
2.00% 8/20/50	105,822	87,619
2.00% 10/20/50	1,982,555	1,639,692
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
2.00% 12/20/50	1,557,349	$1,286,283
2.00% 1/20/51	1,503,996	1,243,886
2.00% 2/20/51	1,838,559	1,506,318
2.00% 3/20/51	592,068	483,712
2.00% 4/20/51	555,680	445,632
2.50% 10/20/49	186,610	161,667
2.50% 12/20/50	189,576	161,727
2.50% 1/20/51	103,209	88,930
2.50% 2/20/51	73,745	63,668
2.50% 5/20/51	490,749	422,321
2.50% 6/20/51	70,767	60,560
2.50% 7/20/51	202,523	174,393
2.50% 8/20/51	137,429	117,819
2.50% 10/20/51	635,107	544,174
2.50% 11/20/51	70,265	60,238
2.50% 12/20/51	583,912	499,013
3.00% 9/15/42	86,570	79,362
3.00% 10/15/42	11,493	10,514
3.00% 1/20/46	12,562	11,401
3.00% 8/20/46	81,508	73,910
3.00% 11/20/46	44,407	40,237
3.00% 2/20/47	16,989	15,373
3.00% 9/20/47	56,721	51,362
3.00% 2/20/48	3,682	3,327
3.00% 1/20/50	212,411	186,823
3.00% 3/20/50	161,731	142,739
3.00% 11/20/51	215,614	190,267
3.00% 2/20/52	592,192	527,030
3.00% 3/20/52	1,154,367	1,019,804
3.00% 4/20/52	531,618	469,265
3.50% 4/20/45	47,518	44,376
3.50% 11/20/45	53,570	49,900
3.50% 1/20/46	31,890	29,699
3.50% 3/20/46	147,864	137,341
3.50% 4/20/46	90,547	84,308
3.50% 5/20/46	34,099	31,745
3.50% 6/20/46	58,471	54,411
3.50% 7/20/46	35,303	32,630
3.50% 9/20/46	12,907	12,006
3.50% 9/20/47	509,662	471,428
3.50% 10/20/47	81,621	75,112
3.50% 2/20/48	315,452	287,776
3.50% 9/20/48	1,392,480	1,291,374
3.50% 10/20/48	23,364	21,646
3.50% 11/20/48	288,704	267,282
3.50% 10/20/49	21,428	19,547
3.50% 2/20/50	25,688	23,434
3.50% 5/15/50	66,041	60,489
3.50% 3/20/52	84,168	75,527
3.50% 6/20/52	62,102	55,879
4.00% 10/20/44	6,821	6,560
4.00% 8/20/46	124,586	119,468
4.00% 2/20/47	48,658	46,506
4.00% 6/20/47	299,326	286,377
LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 9/20/47	190,935	$182,674
4.00% 11/20/47	91,370	87,417
4.00% 12/20/47	45,461	43,495
4.00% 2/20/48	124,591	117,709
4.00% 3/20/48	409,887	392,149
4.00% 4/20/48	25,182	24,029
4.00% 5/20/48	45,511	43,645
4.00% 8/20/48	118,666	113,372
4.00% 9/20/48	29,615	28,333
4.00% 2/20/49	225,564	215,385
4.00% 3/20/49	69,146	65,998
4.00% 4/20/49	57,655	55,392
4.00% 10/20/49	24,295	23,063
4.00% 11/20/49	167,833	159,325
4.00% 1/20/50	29,836	27,772
4.00% 2/20/50	131,450	125,266
4.00% 4/20/50	74,466	70,337
4.00% 6/20/52	155,725	147,010
4.00% 8/20/52	157,930	149,990
4.00% 10/20/52	322,050	305,580
4.50% 7/20/32	2,227	2,209
4.50% 6/20/34	411	409
4.50% 2/20/40	1,923	1,934
4.50% 8/20/45	2,615	2,592
4.50% 8/20/47	53,866	53,352
4.50% 4/20/48	86,717	85,737
4.50% 5/20/48	7,648	7,556
4.50% 6/20/48	111,594	110,393
4.50% 8/20/48	399,767	395,472
4.50% 10/20/48	78,836	77,892
4.50% 12/20/48	152,144	150,227
4.50% 1/20/49	162,022	159,982
4.50% 2/20/49	142,367	141,006
4.50% 3/20/49	298,258	295,408
4.50% 2/20/50	218,960	215,933
4.50% 3/20/50	28,018	27,588
4.50% 5/20/50	322,022	317,237
4.50% 11/20/50	150,908	149,195
4.50% 12/20/50	28,345	27,916
4.50% 8/20/52	239,084	232,669
4.50% 9/20/52	301,768	293,855
4.50% 11/20/52	79,830	77,985
5.00% 5/20/48	29,946	30,354
5.00% 6/20/48	22,640	22,864
5.00% 9/20/48	38,201	38,706
5.00% 10/20/48	164,814	167,271
5.00% 11/20/48	72,475	73,417
5.00% 12/20/48	104,401	105,877
5.00% 1/20/49	112,664	114,372
5.00% 4/20/49	67,028	67,996
5.00% 9/20/49	62,368	63,217
5.00% 11/20/49	39,903	40,446
5.00% 1/20/50	57,644	58,428
5.00% 8/20/52	1,657,207	1,658,483
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.00% 9/20/52	155,041	$155,332
5.00% 10/20/52	228,595	228,747
5.00% 12/20/52	77,965	78,109
5.00% 1/20/53	230,307	230,888
5.00% 5/20/53	1,024,732	1,027,318
5.00% 8/20/53	960,223	961,467
5.50% 11/20/52	143,211	144,660
5.50% 1/20/53	556,824	564,942
5.50% 2/20/53	296,541	300,195
5.50% 3/20/53	601,909	609,734
5.50% 5/20/53	1,358,382	1,379,398
5.50% 7/20/53	164,999	167,662
5.50% 8/20/53	666,760	677,101
6.00% 9/20/53	826,209	853,619
6.00% 1/20/54	1,953,503	2,017,157
6.00% 2/20/54	2,014,531	2,081,484
Total Agency Mortgage-Backed Securities (Cost $142,526,845)		138,413,293
CORPORATE BONDS–27.76%
Aerospace & Defense–0.97%
Boeing Co.
2.70% 2/1/27	210,000	205,720
2.80% 3/1/27	80,000	78,384
3.10% 5/1/26	60,000	59,599
3.20% 3/1/29	200,000	192,984
3.25% 2/1/35	320,000	277,711
3.75% 2/1/50	30,000	22,165
5.15% 5/1/30	260,000	266,800
6.86% 5/1/54	80,000	91,256
General Dynamics Corp.
4.25% 4/1/40	10,000	9,142
4.25% 4/1/50	160,000	137,468
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	139,553
Lockheed Martin Corp.
4.15% 6/15/53	920,000	747,595
4.50% 5/15/36	200,000	195,730
5.20% 2/15/64	90,000	84,928
Northrop Grumman Corp.
3.25% 1/15/28	160,000	157,351
5.25% 5/1/50	1,060,000	1,020,745
RTX Corp.
2.25% 7/1/30	180,000	164,858
3.13% 7/1/50	480,000	326,413
4.13% 11/16/28	310,000	309,761
4.50% 6/1/42	120,000	108,515
6.00% 3/15/31	460,000	496,516
		5,093,194
Agriculture–0.72%
Altria Group, Inc.
2.45% 2/4/32	410,000	360,911
3.40% 2/4/41	190,000	147,270
4.80% 2/14/29	27,000	27,418
LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Altria Group, Inc. (continued)
5.80% 2/14/39	130,000	$134,822
5.95% 2/14/49	370,000	378,132
6.20% 2/14/59	158,000	164,067
6.88% 11/1/33	650,000	734,461
BAT Capital Corp.
3.56% 8/15/27	185,000	183,108
3.73% 9/25/40	180,000	145,185
4.54% 8/15/47	270,000	226,406
6.25% 8/15/55	130,000	135,931
7.08% 8/2/53	70,000	80,234
Philip Morris International, Inc.
2.10% 5/1/30	250,000	227,826
4.50% 3/20/42	560,000	505,383
4.88% 2/13/29	130,000	132,790
5.13% 2/13/31	30,000	31,047
5.25% 2/13/34	100,000	103,259
Reynolds American, Inc. 5.85% 8/15/45	50,000	49,549
		3,767,799
Airlines–0.24%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	28,334	28,299
4.75% 10/20/28	200,000	201,125
United Airlines, Inc. 4.63% 4/15/29	1,040,000	1,024,076
		1,253,500
Apparel–0.08%
NIKE, Inc.
2.85% 3/27/30	380,000	360,929
3.25% 3/27/40	100,000	81,028
		441,957
Auto Manufacturers–0.08%
Ford Motor Co. 6.10% 8/19/32	270,000	276,579
General Motors Co.
5.60% 10/15/32	70,000	72,697
6.75% 4/1/46	41,000	43,908
		393,184
Banks–8.40%
Bank of America Corp.
μ1.90% 7/23/31	410,000	366,217
μ2.57% 10/20/32	670,000	600,496
μ2.59% 4/29/31	240,000	222,405
μ2.97% 2/4/33	1,070,000	974,381
μ3.59% 7/21/28	890,000	881,841
μ3.97% 3/5/29	480,000	477,666
μ3.97% 2/7/30	280,000	277,934
μ4.08% 3/20/51	1,160,000	943,970
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
4.25% 10/22/26	810,000	$811,075
μ4.33% 3/15/50	230,000	196,231
4.45% 3/3/26	1,221,000	1,221,810
5.00% 1/21/44	40,000	39,116
μBank of Montreal 3.80% 12/15/32	70,000	68,760
μBank of Nova Scotia 4.59% 5/4/37	180,000	174,193
μBarclays PLC 4.97% 5/16/29	450,000	456,695
BNP Paribas SA
4.40% 8/14/28	430,000	431,293
μ5.13% 1/13/29	650,000	662,899
μ5.20% 1/10/30	300,000	306,974
μ5.89% 12/5/34	790,000	843,182
μCaixaBank SA 4.89% 7/3/31	500,000	505,131
Citigroup, Inc.
μ2.52% 11/3/32	240,000	213,210
μ2.57% 6/3/31	1,010,000	929,290
μ3.79% 3/17/33	390,000	370,493
4.45% 9/29/27	2,380,000	2,389,687
4.65% 7/23/48	490,000	437,108
μ4.66% 5/24/28	90,000	90,677
4.75% 5/18/46	150,000	133,286
μ4.91% 5/24/33	620,000	627,492
6.13% 8/25/36	250,000	266,970
8.13% 7/15/39	10,000	12,820
μCooperatieve Rabobank UA
3.65% 4/6/28	250,000	248,154
3.76% 4/6/33	250,000	237,431
μCredit Agricole SA 4.82% 9/25/33	410,000	407,480
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	950,000	854,363
μ2.91% 7/21/42	180,000	132,798
μ3.21% 4/22/42	80,000	61,853
3.50% 11/16/26	840,000	834,527
μ3.62% 3/15/28	90,000	89,325
μ3.69% 6/5/28	720,000	714,822
μ4.22% 5/1/29	560,000	560,653
4.25% 10/21/25	500,000	499,671
4.75% 10/21/45	260,000	237,516
5.15% 5/22/45	190,000	179,304
6.25% 2/1/41	400,000	439,417
6.75% 10/1/37	180,000	201,672
μHSBC Holdings PLC 4.04% 3/13/28	630,000	628,243
JPMorgan Chase & Co.
μ2.52% 4/22/31	970,000	899,704
μ2.55% 11/8/32	1,040,000	932,797
μ3.11% 4/22/51	240,000	165,939
3.63% 12/1/27	130,000	128,971
μ4.20% 7/23/29	290,000	290,561
4.25% 10/1/27	1,148,000	1,155,701
LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
JPMorgan Chase & Co. (continued)
μ4.45% 12/5/29	460,000	$463,807
μ5.58% 7/23/36	500,000	518,341
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	340,238
μMitsubishi UFJ Financial Group, Inc. 4.08% 4/19/28	200,000	199,785
μMorgan Stanley
2.70% 1/22/31	540,000	504,595
3.62% 4/1/31	1,110,000	1,077,037
3.77% 1/24/29	390,000	386,620
4.43% 1/23/30	20,000	20,096
5.32% 7/19/35	680,000	701,657
5.47% 1/18/35	160,000	166,647
μMorgan Stanley Private Bank NA 4.73% 7/18/31	330,000	334,928
μNatWest Group PLC 4.89% 5/18/29	200,000	203,143
μPNC Financial Services Group, Inc. 5.58% 6/12/29	370,000	383,406
Royal Bank of Canada
3.88% 5/4/32	600,000	582,177
5.15% 2/1/34	80,000	83,344
μSantander U.K. Group Holdings PLC 5.14% 9/22/36	340,000	336,830
Toronto-Dominion Bank 4.46% 6/8/32	170,000	169,871
μTruist Bank 4.63% 9/17/29	320,000	322,392
μTruist Financial Corp. 6.05% 6/8/27	250,000	252,901
μU.S. Bancorp
2.22% 1/27/28	40,000	38,969
5.78% 6/12/29	270,000	280,996
5.84% 6/12/34	100,000	106,559
UBS AG
5.00% 7/9/27	490,000	498,245
7.50% 2/15/28	820,000	882,856
UBS Group AG
4.13% 4/15/26	286,000	285,998
μ4.19% 4/1/31	400,000	395,458
4.25% 3/23/28	890,000	890,108
4.55% 4/17/26	271,000	271,719
μ4.75% 5/12/28	410,000	413,507
μ9.02% 11/15/33	750,000	939,650
Wells Fargo & Co.
μ2.39% 6/2/28	230,000	223,584
μ2.88% 10/30/30	430,000	407,125
3.00% 10/23/26	330,000	326,646
μ3.35% 3/2/33	640,000	595,760
4.15% 1/24/29	410,000	409,825
4.30% 7/22/27	204,000	204,718
4.40% 6/14/46	610,000	515,915
μ4.48% 4/4/31	390,000	392,135
4.65% 11/4/44	10,000	8,853
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
4.75% 12/7/46	580,000	$514,704
4.90% 11/17/45	360,000	327,827
μ5.01% 4/4/51	2,310,000	2,157,205
		43,970,381
Beverages–0.39%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	750,000	702,622
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	662,041
5.55% 1/23/49	510,000	515,646
Constellation Brands, Inc.
2.25% 8/1/31	30,000	26,444
4.35% 5/9/27	160,000	160,461
		2,067,214
Biotechnology–0.03%
Gilead Sciences, Inc. 4.75% 3/1/46	160,000	147,053
		147,053
Building Materials–0.04%
Amrize Finance U.S. LLC
4.95% 4/7/30	70,000	71,546
5.40% 4/7/35	120,000	123,616
		195,162
Chemicals–0.29%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26	510,000	508,189
MEGlobal BV 2.63% 4/28/28	770,000	733,864
OCP SA 4.50% 10/22/25	297,000	296,774
		1,538,827
Commercial Services–0.18%
Cintas Corp. No. 2 4.00% 5/1/32	100,000	97,772
DP World Ltd. 5.63% 9/25/48	770,000	757,661
PayPal Holdings, Inc. 2.30% 6/1/30	120,000	110,466
		965,899
Cosmetics & Personal Care–0.14%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	247,404
3.63% 3/24/32	250,000	236,910
Kenvue, Inc. 4.90% 3/22/33	150,000	152,484
Procter & Gamble Co. 3.00% 3/25/30	120,000	115,157
		751,955
LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services–0.74%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	$363,519
3.00% 10/29/28	1,070,000	1,031,151
5.00% 11/15/35	160,000	158,241
Air Lease Corp. 5.30% 2/1/28	180,000	183,252
American Express Co. 4.05% 5/3/29	250,000	250,466
μCharles Schwab Corp. 6.14% 8/24/34	110,000	119,822
CI Financial Corp. 7.50% 5/30/29	560,000	596,835
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	80,488
Mastercard, Inc. 3.85% 3/26/50	660,000	528,864
Visa, Inc. 4.30% 12/14/45	610,000	538,500
		3,851,138
Electric–1.20%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	71,773
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	68,748
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	1,077,903
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	77,460
3.95% 4/1/50	60,000	47,769
FirstEnergy Corp.
1.60% 1/15/26	80,000	79,301
3.90% 7/15/27	510,000	506,872
Florida Power & Light Co. 5.70% 3/15/55	240,000	248,772
Georgia Power Co. 5.20% 3/15/35	210,000	215,195
MidAmerican Energy Co. 3.65% 4/15/29	260,000	256,209
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	199,778
NRG Energy, Inc. 5.41% 10/15/35	210,000	210,714
Oglethorpe Power Corp. 5.90% 2/1/55	240,000	242,758
Oncor Electric Delivery Co. LLC
5.35% 4/1/35	120,000	124,116
5.80% 4/1/55	150,000	154,275
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	48,062
2.50% 2/1/31	110,000	97,999
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
3.30% 8/1/40	230,000	$174,260
3.50% 8/1/50	50,000	34,110
5.05% 10/15/32	350,000	349,335
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	308,806
5.45% 5/21/28	200,000	205,462
6.15% 5/21/48	890,000	906,345
RWE Finance U.S. LLC 5.13% 9/18/35	570,000	562,231
		6,268,253
Electrical Components & Equipment–0.04%
Emerson Electric Co. 2.80% 12/21/51	350,000	224,828
		224,828
Electronics–0.08%
Honeywell International, Inc. 5.00% 3/1/35	400,000	406,664
		406,664
Environmental Control–0.05%
Waste Connections, Inc. 5.00% 3/1/34	240,000	245,031
		245,031
Food–0.29%
Kroger Co. 5.00% 9/15/34	220,000	221,868
Mars, Inc.
2.38% 7/16/40	300,000	215,009
3.20% 4/1/30	250,000	240,495
5.00% 3/1/32	70,000	71,615
5.20% 3/1/35	170,000	173,763
5.70% 5/1/55	570,000	577,379
		1,500,129
Forest Products & Paper–0.14%
Georgia-Pacific LLC 4.95% 6/30/32	370,000	379,600
Suzano Austria GmbH 3.13% 1/15/32	380,000	340,987
		720,587
Health Care Products–0.24%
Abbott Laboratories 4.75% 11/30/36	160,000	161,466
Solventum Corp.
5.40% 3/1/29	121,000	124,871
5.45% 3/13/31	310,000	323,268
5.60% 3/23/34	200,000	208,226
LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Solventum Corp. (continued)
5.90% 4/30/54	439,000	$450,856
		1,268,687
Health Care Services–0.72%
Cigna Group
4.38% 10/15/28	600,000	603,156
4.80% 8/15/38	120,000	114,509
Elevance Health, Inc.
3.65% 12/1/27	100,000	99,292
4.10% 5/15/32	190,000	184,567
4.55% 5/15/52	160,000	133,961
Humana, Inc.
3.13% 8/15/29	260,000	247,477
3.70% 3/23/29	420,000	410,438
3.95% 3/15/27	290,000	289,048
Roche Holdings, Inc. 2.61% 12/13/51	300,000	186,462
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	69,368
2.00% 5/15/30	230,000	208,483
2.30% 5/15/31	40,000	35,857
2.90% 5/15/50	120,000	77,360
3.13% 5/15/60	20,000	12,373
3.70% 8/15/49	560,000	419,253
3.88% 12/15/28	70,000	69,617
3.88% 8/15/59	160,000	117,266
4.00% 5/15/29	200,000	199,342
4.20% 5/15/32	240,000	236,572
4.25% 6/15/48	50,000	41,334
4.45% 12/15/48	40,000	33,926
		3,789,661
Insurance–0.26%
Aon North America, Inc. 5.45% 3/1/34	540,000	562,520
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	239,973
Chubb INA Holdings LLC 3.35% 5/3/26	140,000	139,414
MetLife, Inc. 6.40% 12/15/66	380,000	399,879
		1,341,786
Internet–0.65%
Alphabet, Inc.
1.10% 8/15/30	360,000	315,292
1.90% 8/15/40	150,000	102,501
4.50% 5/15/35	100,000	100,086
5.25% 5/15/55	140,000	140,305
5.30% 5/15/65	150,000	149,255
Amazon.com, Inc.
2.50% 6/3/50	1,750,000	1,081,090
3.88% 8/22/37	120,000	110,639
4.25% 8/22/57	50,000	42,012
4.95% 12/5/44	150,000	148,412
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Meta Platforms, Inc. 4.75% 8/15/34	430,000	$435,602
Prosus NV
3.68% 1/21/30	200,000	192,141
4.03% 8/3/50	850,000	594,835
		3,412,170
Leisure Time–0.12%
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	340,000	346,691
6.00% 2/1/33	290,000	297,390
		644,081
Lodging–0.29%
Las Vegas Sands Corp.
5.63% 6/15/28	630,000	644,081
6.00% 8/15/29	140,000	145,813
6.00% 6/14/30	110,000	114,548
Sands China Ltd. 4.38% 6/18/30	600,000	589,990
		1,494,432
Machinery Diversified–0.04%
Deere & Co.
3.10% 4/15/30	150,000	143,786
3.75% 4/15/50	100,000	79,056
		222,842
Media–1.34%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	64,822
4.20% 3/15/28	420,000	418,077
4.40% 4/1/33	540,000	512,189
4.80% 3/1/50	230,000	182,167
5.05% 3/30/29	410,000	415,368
5.13% 7/1/49	370,000	305,958
5.38% 4/1/38	400,000	377,264
5.38% 5/1/47	200,000	172,867
5.50% 4/1/63	150,000	125,699
6.48% 10/23/45	290,000	286,493
6.55% 6/1/34	120,000	127,886
Comcast Corp.
2.80% 1/15/51	290,000	177,043
2.89% 11/1/51	320,000	197,111
2.94% 11/1/56	54,000	32,044
3.40% 4/1/30	180,000	174,143
3.45% 2/1/50	120,000	83,889
3.75% 4/1/40	100,000	84,091
3.97% 11/1/47	350,000	273,501
4.05% 11/1/52	590,000	452,367
4.15% 10/15/28	730,000	732,142
4.25% 10/15/30	570,000	570,981
LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
4.95% 10/15/58	30,000	$26,287
Fox Corp. 5.48% 1/25/39	710,000	712,702
Time Warner Cable LLC
6.55% 5/1/37	60,000	62,416
7.30% 7/1/38	270,000	295,026
Walt Disney Co. 6.65% 11/15/37	110,000	127,069
		6,989,602
Mining–0.33%
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	390,000	414,158
Freeport-McMoRan, Inc.
5.40% 11/14/34	270,000	276,723
5.45% 3/15/43	180,000	173,373
Glencore Funding LLC
3.88% 10/27/27	30,000	29,758
4.00% 3/27/27	130,000	129,382
5.67% 4/1/35	480,000	498,879
6.14% 4/1/55	210,000	219,535
		1,741,808
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	250,000	220,930
Siemens Funding BV 5.90% 5/28/65	220,000	238,536
		459,466
Oil & Gas–1.99%
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	43,981
2.94% 6/4/51	50,000	32,310
3.00% 2/24/50	340,000	224,889
3.41% 2/11/26	50,000	49,879
3.63% 4/6/30	70,000	68,562
Chevron Corp. 3.08% 5/11/50	150,000	104,067
Chevron USA, Inc. 3.25% 10/15/29	490,000	477,376
Continental Resources, Inc. 4.38% 1/15/28	290,000	288,164
Coterra Energy, Inc.
3.90% 5/15/27	300,000	298,029
4.38% 3/15/29	850,000	848,237
Devon Energy Corp. 5.60% 7/15/41	277,000	266,660
Ecopetrol SA 5.88% 5/28/45	970,000	741,883
EOG Resources, Inc. 4.38% 4/15/30	190,000	191,039
EQT Corp. 7.00% 2/1/30	220,000	239,524
Expand Energy Corp. 4.75% 2/1/32	320,000	314,488
Exxon Mobil Corp.
3.45% 4/15/51	180,000	131,882
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil Corp. (continued)
3.48% 3/19/30	220,000	$214,878
4.11% 3/1/46	180,000	152,621
4.33% 3/19/50	30,000	25,713
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	256,884
5.75% 4/19/47	1,810,000	1,685,530
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	195,642
3.50% 8/15/29	120,000	114,467
4.20% 3/15/48	40,000	29,320
4.40% 4/15/46	90,000	70,602
4.50% 7/15/44	560,000	444,774
Petroleos Mexicanos 6.88% 8/4/26	85,000	86,091
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	49,543
1.90% 8/15/30	200,000	179,616
2.15% 1/15/31	440,000	395,605
Reliance Industries Ltd.
2.88% 1/12/32	360,000	326,913
3.63% 1/12/52	630,000	465,780
Shell Finance U.S., Inc.
2.38% 11/7/29	50,000	46,915
2.75% 4/6/30	100,000	94,431
3.25% 4/6/50	380,000	269,731
4.00% 5/10/46	660,000	543,195
Viper Energy Partners LLC 5.70% 8/1/35	410,000	416,855
		10,386,076
Oil & Gas Services–0.03%
Halliburton Co. 5.00% 11/15/45	70,000	63,647
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	74,659
		138,306
Pharmaceuticals–1.34%
AbbVie, Inc.
2.95% 11/21/26	160,000	158,163
3.20% 11/21/29	1,200,000	1,157,700
4.25% 11/21/49	380,000	320,143
4.55% 3/15/35	20,000	19,688
4.80% 3/15/29	300,000	306,788
4.88% 11/14/48	30,000	27,823
4.95% 3/15/31	130,000	134,371
5.05% 3/15/34	180,000	185,224
Becton Dickinson & Co. 4.69% 12/15/44	93,000	83,287
Bristol-Myers Squibb Co.
3.40% 7/26/29	81,000	78,980
LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
5.10% 2/22/31	160,000	$166,381
5.20% 2/22/34	450,000	466,632
5.55% 2/22/54	10,000	9,967
CVS Health Corp.
1.88% 2/28/31	50,000	43,456
2.13% 9/15/31	180,000	156,242
3.63% 4/1/27	70,000	69,401
3.75% 4/1/30	230,000	222,803
4.13% 4/1/40	30,000	25,484
4.30% 3/25/28	392,000	392,258
5.13% 7/20/45	270,000	245,096
Eli Lilly & Co.
4.60% 8/14/34	190,000	190,712
4.70% 2/9/34	420,000	424,638
5.00% 2/9/54	40,000	37,844
5.10% 2/9/64	330,000	311,714
Johnson & Johnson 2.10% 9/1/40	440,000	310,184
Merck & Co., Inc.
1.45% 6/24/30	600,000	531,579
2.75% 12/10/51	50,000	31,570
Pfizer, Inc. 1.70% 5/28/30	1,030,000	923,347
		7,031,475
Pipelines–2.02%
Cameron LNG LLC 3.30% 1/15/35	760,000	659,907
Cheniere Energy Partners LP 5.55% 10/30/35	220,000	224,755
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	220,000	229,572
Energy Transfer LP
3.75% 5/15/30	1,240,000	1,204,127
4.95% 6/15/28	80,000	81,380
5.25% 4/15/29	250,000	257,216
5.40% 10/1/47	210,000	192,224
5.50% 6/1/27	170,000	172,948
5.55% 5/15/34	210,000	215,460
6.25% 4/15/49	410,000	413,858
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	444,116
3.13% 7/31/29	50,000	48,232
3.70% 1/31/51	60,000	44,632
3.95% 2/15/27	303,000	302,808
4.15% 10/16/28	260,000	260,683
4.85% 1/31/34	480,000	484,080
4.85% 3/15/44	40,000	36,788
5.10% 2/15/45	180,000	170,695
μ5.38% 2/15/78	70,000	69,522
5.55% 2/16/55	40,000	39,535
6.65% 10/15/34	110,000	124,944
7.55% 4/15/38	40,000	48,012
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Florida Gas Transmission Co. LLC 5.75% 7/15/35	420,000	$435,534
Gulfstream Natural Gas System LLC 5.60% 7/23/35	550,000	563,511
Kinder Morgan Energy Partners LP 5.50% 3/1/44	140,000	135,146
Kinder Morgan, Inc. 4.30% 3/1/28	220,000	220,947
MPLX LP
4.50% 4/15/38	230,000	208,038
4.80% 2/15/29	310,000	314,314
5.20% 3/1/47	100,000	89,866
5.20% 12/1/47	50,000	44,727
ONEOK, Inc.
5.55% 11/1/26	100,000	101,267
5.80% 11/1/30	160,000	168,581
6.63% 9/1/53	140,000	148,930
Targa Resources Corp. 4.95% 4/15/52	70,000	59,918
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	210,000	196,687
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	171,630
7.85% 2/1/26	930,000	931,921
Western Midstream Operating LP 4.05% 2/1/30	40,000	39,043
Williams Cos., Inc.
4.85% 3/1/48	50,000	44,338
4.90% 1/15/45	270,000	242,629
5.10% 9/15/45	190,000	175,893
5.15% 3/15/34	380,000	385,784
8.75% 3/15/32	120,000	145,609
		10,549,807
Retail–0.47%
Home Depot, Inc.
1.38% 3/15/31	260,000	224,099
2.50% 4/15/27	100,000	98,033
2.70% 4/15/30	150,000	141,292
3.25% 4/15/32	270,000	252,866
3.30% 4/15/40	160,000	131,107
3.35% 4/15/50	210,000	151,664
3.90% 6/15/47	30,000	24,222
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	233,662
4.50% 4/15/30	240,000	243,146
McDonald's Corp.
2.13% 3/1/30	220,000	201,755
3.60% 7/1/30	140,000	136,699
3.63% 9/1/49	30,000	22,473
4.20% 4/1/50	160,000	131,544
4.88% 12/9/45	330,000	305,176
Walmart, Inc.
1.50% 9/22/28	80,000	74,953
LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Walmart, Inc. (continued)
1.80% 9/22/31	50,000	$44,113
2.38% 9/24/29	30,000	28,349
		2,445,153
Semiconductors–0.95%
Applied Materials, Inc. 1.75% 6/1/30	90,000	80,909
Broadcom, Inc.
3.14% 11/15/35	380,000	328,763
3.19% 11/15/36	8,000	6,827
4.15% 11/15/30	72,000	71,717
4.80% 2/15/36	220,000	219,329
4.93% 5/15/37	199,000	198,466
5.20% 7/15/35	60,000	61,836
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	312,530
5.90% 1/25/30	460,000	485,074
Intel Corp.
1.60% 8/12/28	120,000	111,916
3.05% 8/12/51	60,000	38,069
4.75% 3/25/50	200,000	169,424
5.13% 2/10/30	170,000	174,940
KLA Corp. 4.65% 7/15/32	160,000	162,365
Micron Technology, Inc.
5.30% 1/15/31	190,000	196,611
5.88% 2/9/33	190,000	201,802
5.88% 9/15/33	20,000	21,276
6.05% 11/1/35	170,000	181,635
NVIDIA Corp. 3.70% 4/1/60	210,000	159,248
QUALCOMM, Inc. 5.00% 5/20/35	260,000	265,447
Texas Instruments, Inc.
1.75% 5/4/30	130,000	117,377
3.88% 3/15/39	70,000	62,478
TSMC Arizona Corp.
1.75% 10/25/26	210,000	204,932
2.50% 10/25/31	1,250,000	1,135,289
		4,968,260
Software–0.56%
Adobe, Inc. 2.30% 2/1/30	260,000	241,985
Oracle Corp.
2.88% 3/25/31	510,000	468,301
2.95% 4/1/30	40,000	37,689
3.60% 4/1/50	90,000	63,356
4.65% 5/6/30	170,000	172,384
4.80% 9/26/32	290,000	290,349
5.20% 9/26/35	130,000	130,716
5.38% 9/27/54	330,000	303,145
5.88% 9/26/45	340,000	340,923
5.95% 9/26/55	270,000	269,169
Synopsys, Inc.
4.85% 4/1/30	160,000	162,971
5.00% 4/1/32	130,000	132,847
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Synopsys, Inc. (continued)
5.15% 4/1/35	110,000	$111,898
5.70% 4/1/55	210,000	211,938
		2,937,671
Telecommunications–2.12%
AT&T, Inc.
2.25% 2/1/32	330,000	288,901
2.55% 12/1/33	340,000	289,513
3.55% 9/15/55	408,000	281,160
3.65% 9/15/59	50,000	34,185
3.80% 12/1/57	60,000	42,783
4.35% 3/1/29	1,300,000	1,305,773
4.35% 6/15/45	58,000	49,004
5.38% 8/15/35	650,000	669,453
NTT Finance Corp.
4.88% 7/16/30	470,000	477,554
5.17% 7/16/32	730,000	747,642
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	193,540
2.55% 2/15/31	130,000	118,121
2.63% 2/15/29	450,000	427,081
3.00% 2/15/41	250,000	187,856
3.30% 2/15/51	60,000	40,895
3.75% 4/15/27	40,000	39,762
3.88% 4/15/30	1,910,000	1,872,924
5.15% 4/15/34	190,000	194,365
5.88% 11/15/55	340,000	347,298
Verizon Communications, Inc.
1.75% 1/20/31	840,000	734,892
2.55% 3/21/31	398,000	361,866
2.65% 11/20/40	100,000	72,326
3.15% 3/22/30	170,000	162,566
3.40% 3/22/41	60,000	47,407
3.85% 11/1/42	530,000	430,024
4.00% 3/22/50	210,000	165,203
4.40% 11/1/34	220,000	212,223
4.50% 8/10/33	840,000	827,848
4.78% 2/15/35	296,000	291,179
4.86% 8/21/46	20,000	18,198
5.25% 3/16/37	130,000	131,369
5.50% 3/16/47	30,000	29,459
		11,092,370
Transportation–0.10%
Union Pacific Corp.
2.15% 2/5/27	170,000	166,055
2.40% 2/5/30	160,000	149,060
3.75% 2/5/70	220,000	153,067
3.84% 3/20/60	90,000	66,660
		534,842
Total Corporate Bonds (Cost $151,712,902)		145,251,250
LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–10.06%
•AIMCO CLO 15 Ltd. Series 2021-15A Class AR 5.52% (3 mo. USD Term SOFR + 1.20%) 4/17/38	1,070,000	$1,070,713
•Apex Credit CLO Ltd. Series 2020-1A Class A1RR 5.78% (3 mo. USD Term SOFR + 1.45%) 4/20/35	680,000	680,205
•Apidos Loan Fund Ltd. Series 2024-1A Class A1R 5.38% (3 mo. USD Term SOFR + 1.25%) 10/25/38	1,490,000	1,494,988
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.82% (30 day USD SOFR Average + 1.45%) 1/15/37	260,194	260,194
•ARES Loan Funding IV Ltd. Series 2023-ALF4A Class A1 6.07% (3 mo. USD Term SOFR + 1.75%) 10/15/36	710,000	711,040
•ARES XLIV CLO Ltd. Series 2017-44A Class A1RR 5.42% (3 mo. USD Term SOFR + 1.13%) 4/15/34	740,000	739,990
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A Class A 5.36% 6/20/30	500,000	517,119
Series 2025-4A Class A 4.40% 2/20/32	260,000	258,467
•Battery Park CLO Ltd. Series 2019-1A Class AR 5.72% (3 mo. USD Term SOFR + 1.40%) 7/15/36	370,000	370,105
•Bayview Opportunity Master Fund VII LLC Series 2025-EDU1 Class C 6.13% (30 day USD SOFR Average + 1.80%) 7/27/48	1,250,000	1,250,489
•Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R 5.80% (3 mo. USD Term SOFR + 1.48%) 7/15/37	410,000	411,013
•Birch Grove CLO 7 Ltd. Series 2023-7A Class A1 6.13% (3 mo. USD Term SOFR + 1.80%) 10/20/36	1,760,000	1,761,760
•Birch Grove CLO 8 Ltd. Series 2024-8A Class A1 5.96% (3 mo. USD Term SOFR + 1.63%) 4/20/37	240,000	241,001
•Black Diamond CLO Ltd. Series 2024-1A Class A1 5.97% (3 mo. USD Term SOFR + 1.65%) 10/25/37	1,360,000	1,364,007
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	187,744	$177,357
•BlueMountain CLO XXX Ltd. Series 2020-30A Class AR2 5.14% (3 mo. USD Term SOFR + 1.15%) 4/15/35	860,000	860,377
•BlueMountain CLO XXXI Ltd. Series 2021-31A Class A1 5.74% (3 mo. USD Term SOFR + 1.41%) 4/19/34	440,000	440,283
•CarVal CLO XI C Ltd. Series 2024-3A Class A1 5.72% (3 mo. USD Term SOFR + 1.39%) 10/20/37	970,000	973,466
•Cayuga Park CLO Ltd. Series 2020-1A Class AR 5.70% (3 mo. USD Term SOFR + 1.38%) 7/17/34	620,000	620,531
•CIFC Funding Ltd.
Series 2015-4A Class A1A2 5.66% (3 mo. USD Term SOFR + 1.33%) 4/20/34	440,000	440,455
Series 2018-1A Class A1R 5.65% (3 mo. USD Term SOFR + 1.32%) 1/18/38	440,000	441,497
CLI Funding IX LLC Series 2024-1A Class A 5.63% 7/20/49	633,527	637,814
DLLMT LLC Series 2024-1A Class A4 4.98% 4/20/32	320,000	326,158
Driven Brands Funding LLC
Series 2024-1A Class A2 6.37% 10/20/54	841,500	871,081
Series 2025-1A Class A2 5.30% 10/20/55	260,000	259,381
•Elevation CLO Ltd. Series 2025-18A Class A1 5.53% (3 mo. USD Term SOFR + 1.24%) 3/28/38	650,000	650,601
•Elmwood CLO 26 Ltd. Series 2024-1A Class A1 5.83% (3 mo. USD Term SOFR + 1.50%) 4/18/37	200,000	200,784
•Elmwood CLO I Ltd. Series 2019-1A Class A1RR 5.85% (3 mo. USD Term SOFR + 1.52%) 4/20/37	670,000	672,533
•Empower CLO Ltd. Series 2024-1A Class A1 5.92% (3 mo. USD Term SOFR + 1.60%) 4/25/37	250,000	250,966
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	341,468	307,382
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Greystone CRE Notes LLC Series 2025-FL4 Class A 5.63% (1 mo. USD Term SOFR + 1.48%) 1/15/43	1,240,000	$1,244,986
•HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R 5.79% (3 mo. USD Term SOFR + 1.48%) 7/30/37	510,000	512,429
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	689,400	639,294
Hertz Vehicle Financing III LLC
Series 2023-3A Class A 5.94% 2/25/28	250,000	254,671
Series 2023-4A Class A 6.15% 3/25/30	400,000	418,015
Series 2025-1A Class A 4.91% 9/25/29	780,000	786,851
Series 2025-2A Class A 5.13% 9/25/31	780,000	790,607
Hildene Community Funding CDO Ltd. Series 2015-1A Class ARR 2.60% 11/1/35	415,611	367,538
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1 5.44% 10/20/32	806,418	814,248
•Kings Park CLO Ltd. Series 2021-1A Class A 5.72% (3 mo. USD Term SOFR + 1.39%) 1/21/35	880,000	880,581
•Magnetite XXIX Ltd. Series 2021-29A Class BR 6.07% (3 mo. USD Term SOFR + 1.75%) 7/15/37	690,000	692,374
MetroNet Infrastructure Issuer LLC Series 2025-2A Class A2 5.40% 8/20/55	740,000	751,054
•MF1 LLC Series 2025-FL19 Class A 5.62% (1 mo. USD Term SOFR + 1.49%) 5/18/42	1,330,000	1,334,571
MMAF Equipment Finance LLC Series 2024-A Class A4 5.10% 7/13/49	520,000	536,446
MVW LLC Series 2023-2A Class A 6.18% 11/20/40	153,994	158,035
•Navient Student Loan Trust Series 2016-3A Class A3 5.82% (30 day USD SOFR Average + 1.46%) 6/25/65	272,738	276,021
•Nelnet Student Loan Trust Series 2021-BA Class AFL 5.03% (1 mo. USD Term SOFR + 0.89%) 4/20/62	483,393	483,394
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
NMEF Funding LLC Series 2025-A Class A2 4.72% 7/15/32	966,546	$970,934
NP SPE X LP Series 2021-1A Class A1 2.23% 3/19/51	537,149	443,168
•Oaktree CLO Ltd. Series 2024-25A Class A 5.88% (3 mo. USD Term SOFR + 1.55%) 4/20/37	750,000	752,724
OCCU Auto Receivables Trust Series 2025-1A Class D 5.60% 11/15/34	750,000	756,232
•Ocean Trails CLO X Series 2020-10A Class AR2 5.62% (3 mo. USD Term SOFR + 1.30%) 10/15/34	690,000	690,366
•OHA Loan Funding Ltd. Series 2013-2A Class AR 5.50% (3 mo. USD Term SOFR + 1.30%) 5/23/31	121,646	121,646
•Palmer Square CLO Ltd. Series 2021-1A Class A1AR 5.48% (3 mo. USD Term SOFR + 1.15%) 4/20/38	890,000	889,750
•Parallel Ltd.
Series 2020-1A Class A1R 5.81% (3 mo. USD Term SOFR + 1.48%) 7/20/34	520,000	520,799
Series 2023-1A Class A1R 5.72% (3 mo. USD Term SOFR + 1.39%) 7/20/36	1,070,000	1,072,174
•Park Blue CLO Ltd.
Series 2022-2A Class A1R 5.75% (3 mo. USD Term SOFR + 1.42%) 7/20/37	770,000	772,448
Series 2024-5A Class A1 5.80% (3 mo. USD Term SOFR + 1.48%) 7/25/37	620,000	622,445
•Point Au Roche Park CLO Ltd. Series 2021-1A Class A 5.67% (3 mo. USD Term SOFR + 1.34%) 7/20/34	2,050,000	2,051,970
•Rad CLO 22 Ltd. Series 2023-22A Class A1 6.16% (3 mo. USD Term SOFR + 1.83%) 1/20/37	1,500,000	1,503,750
•Recette CLO Ltd. Series 2015-1A Class ARR 5.67% (3 mo. USD Term SOFR + 1.34%) 4/20/34	250,000	250,312
•Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class A1 5.70% (3 mo. USD Term SOFR + 1.39%) 1/30/38	460,000	461,532
SCF Equipment Trust LLC Series 2025-1A Class A3 5.11% 11/21/33	1,030,000	1,054,172
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Silver Point CLO 8 Ltd. Series 2025-8A Class A1 5.43% (3 mo. USD Term SOFR + 1.21%) 4/15/38	500,000	$500,247
•SLC Student Loan Trust Series 2008-1 Class A4A 6.23% (90 day USD SOFR Average + 1.86%) 12/15/32	215,669	215,659
•SLM Private Credit Student Loan Trust Series 2006-A Class A5 4.59% (3 mo. USD Term SOFR + 0.55%) 6/15/39	127,993	122,855
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	96,753	93,853
Series 2021-C Class APT1 1.39% 1/15/53	406,117	374,202
Series 2021-C Class B 2.30% 1/15/53	178,414	174,188
Series 2022-C Class A1A 4.48% 5/16/50	760,160	758,411
•Series 2024-C Class A1B 5.47% (30 day USD SOFR Average + 1.10%) 6/17/52	342,125	341,711
Series 2024-E Class A1A 5.09% 10/16/56	540,004	546,833
•Sycamore Tree CLO Ltd. Series 2025-6A Class A1 5.53% (3 mo. USD Term SOFR + 1.20%) 4/20/38	800,000	800,800
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	1,210,000	1,212,528
•Trestles CLO VII Ltd. Series 2024-7A Class A1 5.70% (3 mo. USD Term SOFR + 1.38%) 10/25/37	650,000	652,046
•Trinitas CLO XVI Ltd. Series 2021-16A Class A1R 5.27% (3 mo. USD Term SOFR + 1.13%) 7/20/34	860,000	860,616
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	410,181	392,120
•Warwick Capital CLO 7 Ltd. Series 2025-7A Class A1 5.25% (3 mo. USD Term SOFR + 1.30%) 10/21/38	760,000	761,088
•Whitebox CLO I Ltd. Series 2019-1A Class A1RR 5.64% (3 mo. USD Term SOFR + 1.32%) 7/24/36	680,000	681,074
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Woodmont Trust Series 2023-12A Class A1R 5.72% (3 mo. USD Term SOFR + 1.40%) 10/25/32	994,270	$995,390
Total Non-Agency Asset-Backed Securities (Cost $52,638,178)		52,620,915
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.62%
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	170,714	149,709
Series 2022-3 Class A1 4.00% 1/25/67	373,254	362,833
BRAVO Residential Funding Trust
•Series 2022-NQM3 Class A1 5.11% 7/25/62	618,802	628,060
φSeries 2024-NQM3 Class A1 6.19% 3/25/64	362,594	367,210
φSeries 2024-NQM5 Class A1 5.80% 6/25/64	195,792	197,953
φSeries 2024-NQM5 Class A3 6.16% 6/25/64	278,626	281,216
•CIM Trust Series 2024-R1 Class A1 4.75% 6/25/64	835,034	833,748
CSMC Trust
•Series 2020-RPL4 Class A1 2.00% 1/25/60	213,976	192,620
•Series 2021-AFC1 Class A1 0.83% 3/25/56	184,205	155,312
•Series 2021-AFC1 Class A3 1.17% 3/25/56	247,003	210,019
•Series 2021-NQM3 Class A3 1.63% 4/25/66	439,559	390,304
•Series 2021-NQM7 Class A1 1.76% 10/25/66	140,690	124,539
•Series 2021-NQM8 Class A1 1.84% 10/25/66	750,449	690,515
Series 2021-RPL2 Class A1 2.00% 1/25/60	134,041	118,023
•Series 2022-NQM1 Class A1 2.27% 11/25/66	773,398	710,308
•Deephaven Residential Mortgage Trust Series 2022-1 Class A1 2.21% 1/25/67	504,290	465,914
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	205,284	173,301
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	385,910	377,147
JP Morgan Mortgage Trust
•Series 2017-5 Class A2 4.97% 10/26/48	765,530	772,100
φSeries 2025-NQM1 Class A3 5.97% 6/25/65	1,185,845	1,196,106
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	89,110	$86,072
•Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV2 Class A1 6.50% 2/25/54	566,804	577,963
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	133,408	127,898
Series 2015-2A Class A1 3.75% 8/25/55	449,938	438,266
Series 2015-2A Class A2 3.75% 8/25/55	256,107	247,918
Series 2016-3A Class A1B 3.25% 9/25/56	143,379	134,763
Series 2017-2A Class B2 4.75% 3/25/57	308,879	307,575
Series 2017-4A Class A1 4.00% 5/25/57	343,798	333,653
Series 2017-6A Class A1 4.00% 8/27/57	734,128	713,608
Series 2022-NQM2 Class A1 3.08% 3/27/62	773,548	737,382
OBX Trust
•Series 2021-NQM2 Class A1 1.10% 5/25/61	145,495	120,804
•Series 2021-NQM3 Class A1 1.05% 7/25/61	215,468	175,119
•Series 2021-NQM4 Class A1 1.96% 10/25/61	474,675	407,561
•Series 2022-NQM1 Class A1 2.31% 11/25/61	730,476	660,694
φSeries 2024-NQM1 Class A1 5.93% 11/25/63	725,631	731,443
φSeries 2024-NQM11 Class A1 5.88% 6/25/64	189,689	191,746
φSeries 2024-NQM17 Class A3 6.02% 11/25/64	896,560	903,840
φSeries 2025-NQM4 Class A3 5.76% 2/25/55	1,003,764	1,010,170
PRKCM Trust
•Series 2021-AFC2 Class A1 2.07% 11/25/56	206,807	184,579
φSeries 2024-HOME1 Class A1 6.43% 5/25/59	478,119	485,784
φPRPM LLC Series 2024-RCF1 Class A1 4.00% 1/25/54	197,635	194,757
•RCKT Mortgage Trust Series 2024-INV1 Class A1 6.50% 6/25/54	242,080	247,149
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	749,473	710,540
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Towd Point Mortgage Trust Series 2019-HY2 Class M2 6.17% (1 mo. USD Term SOFR + 2.01%) 5/25/58	300,000	$303,286
φVerus Securitization Trust
Series 2024-6 Class A3 6.15% 7/25/69	199,323	201,421
Series 2025-1 Class A3 5.98% 1/25/70	307,175	309,890
Total Non-Agency Collateralized Mortgage Obligations (Cost $19,699,827)		18,940,818
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.45%
•AREIT Trust Series 2022-CRE6 Class A 5.64% (30 day USD SOFR Average + 1.25%) 1/20/37	303,625	303,627
BBCMS Mortgage Trust Series 2025-5C34 Class A3 5.66% 5/15/58	400,000	418,705
•BMP Trust Series 2024-MF23 Class A 5.52% (1 mo. USD Term SOFR + 1.37%) 6/15/41	1,000,000	1,001,251
•BOCA Commercial Mortgage Trust Series 2024-BOCA Class A 6.07% (1 mo. USD Term SOFR + 1.92%) 8/15/41	940,000	944,114
•BX Commercial Mortgage Trust
Series 2021-SOAR Class A 4.94% (1 mo. USD Term SOFR + 0.78%) 6/15/38	350,695	350,476
Series 2021-XL2 Class A 4.95% (1 mo. USD Term SOFR + 0.80%) 10/15/38	383,874	383,633
Series 2023-XL3 Class A 5.91% (1 mo. USD Term SOFR + 1.76%) 12/9/40	336,524	336,945
Series 2024-XL5 Class A 5.54% (1 mo. USD Term SOFR + 1.39%) 3/15/41	274,759	274,930
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	270,000	254,907
•Series 2021-BXMF Class A 4.90% (1 mo. USD Term SOFR + 0.75%) 10/15/26	509,056	508,420
•Series 2022-LBA6 Class A 5.15% (1 mo. USD Term SOFR + 1.00%) 1/15/39	530,000	529,669
•Series 2024-PALM Class A 5.69% (1 mo. USD Term SOFR + 1.54%) 6/15/37	216,346	216,684
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2024-VLT4 Class B 6.09% (1 mo. USD Term SOFR + 1.94%) 6/15/41	750,000	$750,704
CD Mortgage Trust Series 2016-CD1 Class A4 2.72% 8/10/49	610,000	596,592
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	178,000	176,398
Series 2016-P6 Class A4 3.46% 12/10/49	88,681	87,987
DB-JPM Mortgage Trust Series 2016-C1 Class A4 3.28% 5/10/49	225,000	223,253
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A5 3.91% 1/15/49	275,486	273,863
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	222,969	222,408
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 Class A4 3.14% 6/15/49	404,000	391,919
•MHC Commercial Mortgage Trust Series 2021-MHC Class A 5.07% (1 mo. USD Term SOFR + 0.92%) 4/15/38	43,188	43,188
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 Class A5 3.53% 10/15/48	64,678	64,331
Series 2016-C29 Class A4 3.33% 5/15/49	170,000	168,722
•MSWF Commercial Mortgage Trust Series 2023-2 Class A5 6.01% 12/15/56	540,000	582,790
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.56% (1 mo. USD Term SOFR + 1.40%) 3/15/39	320,000	320,000
•NJ Trust Series 2023-GSP Class A 6.70% 1/6/29	420,000	440,026
•NYCT Trust Series 2024-3ELV Class A 6.14% (1 mo. USD Term SOFR + 1.99%) 8/15/29	310,000	310,776
•PFP Ltd. Series 2024-11 Class A 6.05% (1 mo. USD Term SOFR + 1.83%) 9/17/39	176,262	176,538
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 5.15% (1 mo. USD Term SOFR + 1.00%) 1/15/39	540,000	$539,325
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	480,000	409,677
VNDO Trust Series 2016-350P Class A 3.81% 1/10/35	1,080,000	1,068,633
Wells Fargo Commercial Mortgage Trust
*•Series 2016-BNK1 Class XA 1.83% 8/15/49	3,633,948	19,330
*•Series 2016-C36 Class XA 1.29% 11/15/59	7,583,374	49,911
Series 2024-C63 Class A5 5.31% 8/15/57	350,000	361,943
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $13,045,195)		12,801,675
ΔSOVEREIGN BONDS–0.85%
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	290,000	179,177
		179,177
Colombia—0.12%
Colombia Government International Bonds 5.63% 2/26/44	760,000	621,338
		621,338
Israel—0.07%
Israel Government International Bonds 3.25% 1/17/28	400,000	390,711
		390,711
Mexico—0.33%
Mexico Government International Bonds 3.50% 2/12/34	2,010,000	1,745,685
		1,745,685
Peru—0.28%
Peru Government International Bonds
3.30% 3/11/41	70,000	54,355
3.55% 3/10/51	160,000	113,944
5.50% 3/30/36	1,250,000	1,273,437
		1,441,736
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Uruguay—0.02%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	$96,944
		96,944
Total Sovereign Bonds (Cost $4,740,051)		4,475,591
U.S. TREASURY OBLIGATIONS–22.80%
U.S. Treasury Bonds
3.38% 11/15/48	21,830,000	17,536,482
4.50% 8/15/39	15,000,000	15,111,328
4.63% 5/15/54	7,200,000	7,074,000
U.S. Treasury Inflation Indexed Notes
1.88% 7/15/34	3,047,231	3,091,452
2.13% 1/15/35	2,866,052	2,950,446
U.S. Treasury Notes
3.63% 8/31/27	190,000	189,993
3.88% 8/15/33	33,000,000	32,726,719
4.25% 11/15/34	12,000,000	12,135,469
4.25% 5/15/35	5,930,000	5,984,667
4.63% 5/31/31	21,620,000	22,505,069
Total U.S. Treasury Obligations (Cost $117,201,771)		119,305,625

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.79%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	4,133,010	$4,133,010
Total Money Market Fund (Cost $4,133,010)		4,133,010

	Number of Contracts
OPTIONS PURCHASED–0.02%
Centrally Cleared–0.02%
Call Options–0.02%
Three-Month SOFR Futures Strike price $96.75, expiration date 6/12/26, notional amount $50,310,000	208	114,400
		114,400
Total Options Purchased (Cost $182,437)		114,400

TOTAL INVESTMENTS–99.74% (Cost $532,093,339)	521,812,948

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,365,261
NET ASSETS APPLICABLE TO 66,365,898 SHARES OUTSTANDING–100.00%	$523,178,209

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2025.
ΔSecurities have been classified by country of origin.
LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
55	CBOT 10 Year U.S. Treasury Notes Futures	$6,187,500	$6,221,970	12/19/25	$—	$(34,470)
378	CBOT 5 Year U.S. Treasury Notes Futures	41,275,828	41,270,990	12/31/25	4,838	—
Total Futures Contracts					$4,838	$(34,470)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.45- Quarterly[3]	41,803,000	(1.00%)	12/20/30	$960,759	$956,600	$4,159	$—

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
CMT–Constant Maturity Treasury
DB-JPM–Deutsche Bank JPMorgan
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
yr.–Year
LVIP Western Asset Core Bond Fund–22